Investment Strategy - PGIM Jennison Mid-Cap Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of mid-cap companies with growth characteristics.For purposes of the Fund’s 80% investment policy, the Fund considers mid-cap companies to be those companies with market capitalizations within the market capitalization range of the Russell Midcap Index.The Fund considers a company to have growth characteristics if (i) the company’s securities are represented on any growth index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company could experience sales or earnings growth, or high returns on equity and assets. The Fund may invest in equity securities of companies with market capitalizations outside those of the Russell Midcap Index, consistent with its 80% investment policy. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. In addition to buying equities, the Fund may invest in other equity-related securities. Equity-related securities include American Depositary Receipts (“ADRs”); American Depositary Shares (“ADSs”); common stocks; non-convertible preferred stocks; warrants and rights that can be exercised to obtain stock; and the common and preferred stock of real estate investment trusts (“REITs”). From time to time, the Fund may invest a significant portion of its assets in companies within one or more economic sectors. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers mid-cap companies to be those companies with market capitalizations within the market capitalization range of the Russell Midcap Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers a company to have growth characteristics if (i) the company’s securities are represented on any growth index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company could experience sales or earnings growth, or high returns on equity and assets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of mid-cap companies with growth characteristics.